IMPORTANT NOTICE TO SHAREHOLDERS

Wilshire Mutual Funds, Inc. (the “Company”)
Wilshire International Equity Fund (formerly, Wilshire Large Cap Core Plus Fund)
Investment Class Shares (WLCTX)
Institutional Class Shares (WLTTX)

Supplement dated November 1, 2013 to the Company’s Prospectus dated April 2, 2013, as Supplemented July 19, 2013, with respect to the Wilshire International Equity Fund (the “International Fund”)

THIS SUPPLEMENT REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE COMPANY’S PROSPECTUS FOR THE INTERNATIONAL FUND.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (“SEC”), Wilshire Associates Incorporated (“Wilshire” or the “Adviser”), the Adviser may terminate subadvisers without shareholder approval. Wilshire also may enter into new subadvisory agreements without shareholder approval, upon the approval of the Board of Directors.

On August 23, 2013, the Board of Directors approved a subadvisory agreement between Wilshire and WCM Investment Management (“WCM”), pursuant to which WCM will serve as a subadviser to the International Fund effective November 1, 2013.  In conjunction with the hiring of WCM, Wilshire notified the Board of Directors of the Company (the “Board”) of the termination of the subadvisory agreement with PanAgora Asset Management, Inc. (“PanAgora”) as a subadviser to the International Fund. As a result of this action, all references to PanAgora as a subadviser to the International Fund in the Prospectus are deleted and replaced with WCM.  Thomas White International Ltd. (“Thomas White”) will continue to serve as a subadviser to the International Fund. The Company’s Prospectus is being further supplemented as follows:

The following information replaces the information in the second paragraph on page 27 under the heading “Fund Summaries” and the sub-heading “Principal Investment Strategies”:

Principal Investment Strategies

The Fund uses a multi-manager strategy with subadvisers who may employ different strategies. Thomas White International Ltd. (“Thomas White”) and WCM Investment Management (“WCM”) each manage a portion of the Fund’s portfolio. Thomas White employs a value strategy with respect to its portion of the Fund. WCM’s international equity strategy employs a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and show a strong probability for superior future growth.

The following information supplements the information on page 28 under the heading “Fund Summaries  - Wilshire International Equity Fund” and the sub-heading “Principal Risks”:

Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

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The following information supplements the information on page 31 under the heading “Management” and the sub-heading “Subadvisers and Portfolio Managers”:

WCM

Paul R. Black, President and co-CEO of WCM since December 2004 and Portfolio Manager of WCM’s portion of the International Fund since 2013.

Peter J. Hunkel, Portfolio Manager and Business Analyst of WCM since 2007 and Portfolio Manager of WCM’s portion of the International Fund since 2013.

Michael B. Trigg, Portfolio Manager and Business Analyst of WCM since 2006 and Portfolio Manager of WCM’s portion of the International Fund since 2013.

Kurt R. Winrich, CFA, Chairman and co-CEO of WCM since 2004 and Portfolio Manager of WCM’s portion of the International Fund since 2013.

The following information supplements the information on page 37 under the heading “More Information about Investments and Risks” and the sub-heading “The International Fund”:

 WCM

In investing its portion of the International Fund's assets, WCM establishes portfolio guidelines for sector and industry emphasis by analyzing major trends in the global economy in order to identify those economic sectors and industries that are most likely to benefit. WCM analyzes trends in areas including demographics, global commerce, outsourcing, the growing global middle class and the proliferation of technology. WCM then develops a portfolio strategy that best capitalizes on the expected growth.  In constructing its portion of the International Fund's portfolio, WCM seeks non-US domiciled quality businesses with superior growth prospects, high returns on invested capital and low or no debt. WCM also requires each company to maintain a durable competitive advantage and strongly considers qualitative elements such as corporate culture and the strength, quality and trustworthiness of management. WCM is sensitive to valuation and seeks to avoid companies with limited or spotty histories. In selecting equity investments for the International Fund, WCM typically plans to hold positions for three to five years.

WCM may sell all or a portion of its portion of the International Fund’s portfolio holdings when, in its opinion, one or more of the following occurs, among other reasons: (1) fundamentals deteriorate; (2) there is increased geopolitical or currency risk; (3) WCM identifies a more attractive security; or (4) the International Fund experiences redemptions of shares.

The following information supplements the information on page 41 under the heading “Management of the Portfolios” and the sub-heading “Investment Subadvisers”:

WCM
Wilshire entered into a subadvisory agreement with WCM, effective November 1, 2013, to manage a portion of the International Fund, subject to the supervision of Wilshire and the Board. WCM was founded in 1976 and its principal address is 281 Brooks Street, Laguna Beach, California 92651. WCM is registered with the U.S. Securities and Exchange Commission and provides investment advice to

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institutional and high net worth individual clients. WCM had approximately $2.5 billion in assets under management as of June 30, 2013.

WCM’s portion of the International Fund is team-managed by members of WCM’s Investment Strategy Group (the “ISG”), which consists of five investment professionals. Current members of the ISG are Sanjay Ayer, CFA, Paul R. Black, Peter J. Hunkel, Michael B. Trigg, and Kurt R. Winrich, CFA. These managers share portfolio management responsibilities and all investment purchase and sale decisions are made by the ISG.

Paul R. Black has 29 years of investment experience. He joined WCM in 1989, and has served as WCM’s President and co-CEO since December 2004. He is a member of the firm’s ISG and his primary responsibilities include portfolio management and equity research.

Peter J. Hunkel has 14 years of investment experience. He has served as a Portfolio Manager and Business Analyst for the Advisor since 2007.  He is a member of the firm’s ISG and his primary responsibilities include portfolio management and equity research.

Michael B. Trigg has 12 years of investment experience. He has served as a Portfolio Manager and Business Analyst for the Advisor since 2006. He is a member of the firm’s ISG and his primary responsibilities include portfolio management and equity research.

Kurt R. Winrich, CFA has 28 years of investment experience. He joined WCM in 1984, and has served as WCM’s Chairman and co-CEO December 2004. He is a member of the firm’s ISG and his primary responsibilities include portfolio management and equity research.

The SAI provides additional information about each portfolio manager’s method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of the International Fund securities.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE COMPANY’S
PROSPECTUS FOR FUTURE REFERENCE.

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IMPORTANT NOTICE TO SHAREHOLDERS

Wilshire Mutual Funds, Inc. (the “Company”)
Wilshire International Equity Fund (formerly, Wilshire Large Cap Core Plus Fund)
Investment Class Shares (WLCTX)
Institutional Class Shares (WLTTX)

Supplement dated November 1, 2013 to the Company’s Statement of Additional Information (“SAI”) dated April 2, 2013, with respect to the Wilshire International Equity Fund (the “International Fund”)

THIS SUPPLEMENT REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE COMPANY’S SAI FOR THE INTERNATIONAL FUND.

Effective November 1, 2013, all references in the SAI to PanAgora Asset Management, Inc. (“PanAgora”) as a subadviser to the International Fund will be removed and replaced with WCM Investment Management (“WCM”).  The Company’s SAI is further supplemented as follows:

The following information supplements the information on page 33 under the heading “Investment Advisory and Other Services” and the sub-heading “Investment Subadvisory Agreements and Fees”:

WCM

WCM Investment Management (“WCM”), located at 281 Brooks Street, Laguna Beach, CA 92651, acts as subadviser to the International Fund pursuant to a subadvisory agreement with Wilshire. WCM is 100% owned by its employees. Its two co-CEOs, Paul R. Black and Kurt R. Winrich, CFA, each own more than 25% of WCM.

Portfolio Managers
WCM’s portion of the International Fund is team managed by Paul R. Black, Peter J. Hunkel, Michael R. Trigg, and Kurt R. Winrich, CFA.

Other Accounts Managed by the Portfolio Managers. The portfolio managers jointly manage other accounts. Information on these other accounts is as follows, as of September 30, 2013.

Paul R. Black
			With Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered Investment Companies	6	$ 525 million	None	$-
Other Pooled Investments	1	$ 25 million	None	$-
Other Accounts	221	$1,702 million	2	$123 million

Peter J. Hunkel
			With Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered Investment Companies	6	$ 525 million	None	$-
Other Pooled Investments	1	$ 25 million	None	$-
Other Accounts	221	$1,702 million	2	$123 million

Michael B. Trigg
			With Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered Investment Companies	6	$ 525 million	None	$-
Other Pooled Investments	1	$ 25 million	None	$-
Other Accounts	221	$1,702 million	2	$123 million

Kurt R. Winrich, CFA
			With Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered Investment Companies	6	$ 525 million	None	$-
Other Pooled Investments	1	$ 25 million	None	$-
Other Accounts	221	$1,702 million	2	$123 million

Material Conflicts of Interest. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. Where conflicts of interest arise between the Fund and other accounts managed by the portfolio manager, WCM will proceed in a manner that ensures that the Fund will not be treated less favorably. There may be instances where similar portfolio transactions may be executed for the same security for numerous accounts managed by the portfolio managers. In such instances, securities will be allocated in accordance with WCM’s trade allocation policy.

Compensation. Peter J. Hunkel and Michael B. Trigg receive a fixed base salary and a variable bonus that is based upon the value of the assets of each fund they manage. Paul R. Black and Kurt R. Winrich, CFA receive a fixed base salary and share in the profitability of WCM from their equity ownership of the firm. The portfolio managers’ compensation arrangements are not determined on the basis of the performance of specific funds or accounts managed.

Ownership of the Fund by the Portfolio Managesr. As of September 30, 2013, Messrs. Black, Hunkel, Trigg and Winrich beneficially owned no securities of the Fund.

The following information supplements the information on pages 66-68 in Appendix A – Proxy Voting Policies:

WCM INVESTMENT MANAGEMENT

Proxy Voting

WCM has written proxy voting policies and procedures as required by Advisers Act Rule 206(4)-6. Under these policies and procedures, WCM votes proxies relating to equity portfolio securities in the best economic interests of Clients, unless the Client contract specifies that WCM will not vote. WCM believes that its Clients’ best economic interest with regards to proxy voting is best served by engaging an independent firm that specializes in researching companies and their management for the purpose of increasing Investors potential financial gain through voting proxies. WCM has therefore engaged and adopted the U.S. Policy, International Policy and Investment Manager Policy of Glass Lewis. In the event of a special Client request, WCM will also accommodate the following styles: Taft Hartley, Public Pension, ESG (environmental, social and government practice) and Management Supportive.

In the event WCM does not have the authority to vote proxies on a Client’s behalf, Clients should instruct their custodian to send proxies directly to them. Any proxies erroneously received by WCM for the Client will be forwarded to the Client. Clients are welcome to contact WCM with questions regarding proxy ballots or other solicitations.

WCM acknowledges its responsibility for identifying material conflicts of interest relating to voting proxies. When a material conflict of interest between WCM’s interests and its Clients’ interests appears to exist, such conflict will be mitigated by the fact that WCM always votes with Glass Lewis’ recommendation in this situation. In the event that a conflict of interest arises between

Glass Lewis and a Client of WCM, WCM will evaluate the circumstances and either (1) elevate the decision to the management team responsible for holding that particular security who will make a determination as to what would be in the Client’s best interest; (2) if practical, notify affected Clients of the conflict of interest and seek a waiver of the conflict; or (3) if agreed upon in writing with the Clients, forward the proxies to affected Clients allowing them to vote their own proxies.

For each proxy, WCM maintains all related records as required by applicable law. WCM will not disclose proxy votes for a Client to other Clients or third parties unless specifically requested, in writing, by the Client. However, to the extent that WCM may serve as a sub-adviser to another adviser to a Client, WCM will be deemed to be authorized to provide proxy voting records on such Client accounts to such other adviser.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE COMPANY’S SAI
FOR FUTURE REFERENCE.

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